THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 97.7%
	Shares	Value
Communication Services — 1.1%
Cardlytics *	8,208	$1,171,856

Consumer Discretionary — 16.2%
Brinker International *	18,265	1,033,251
Caesars Entertainment *	49,905	3,706,444
Callaway Golf *	69,374	1,665,670
Chegg *	14,939	1,349,440
Clarus	30,042	462,647
Extended Stay America	116,638	1,727,409
Jack in the Box	14,392	1,335,578
Kontoor Brands	32,761	1,328,786
RealReal *	51,603	1,008,323
Steven Madden *	43,597	1,539,846
Visteon *	14,028	1,760,794

		16,918,188

Consumer Staples — 2.2%
Primo Water	37,976	595,463
SunOpta *	87,973	1,026,645
Vital Farms *	25,341	641,381

		2,263,489

Financials — 2.9%
Palomar Holdings *	13,308	1,182,283
Western Alliance Bancorp	31,057	1,861,867

		3,044,150

Health Care — 35.6%
Acutus Medical *	25,035	721,258
ALX Oncology Holdings *	15,301	1,318,946
Arena Pharmaceuticals *	21,292	1,635,864
Argenx ADR *	5,472	1,609,261
Avantor *	34,802	979,676
Axsome Therapeutics *	12,456	1,014,790
Berkeley Lights *	11,656	1,042,163
Biohaven Pharmaceutical Holding *	19,699	1,688,401
Bridgebio Pharma *	32,979	2,345,137
Deciphera Pharmaceuticals *	31,202	1,780,698
Exact Sciences *	7,059	935,247
Guardant Health *	6,950	895,716
Horizon Therapeutics PLC *	17,182	1,256,863
Inspire Medical Systems *	8,128	1,528,796
Insulet *	2,681	685,344
Iovance Biotherapeutics *	33,763	1,566,603
Krystal Biotech *	17,146	1,028,760
NeoGenomics *	27,251	1,467,194
Novocure *	9,132	1,580,201
Oak Street Health *	13,811	844,681

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Health Care — continued
Repligen *	10,233	$1,960,950
Sarepta Therapeutics *	5,842	996,003
Schrodinger *	12,983	1,027,994
Seer, Cl A *	8,284	465,064
Silk Road Medical *	15,541	978,772
Teladoc Health *	2,791	558,088
TG Therapeutics *	52,071	2,708,734
Turning Point Therapeutics *	10,506	1,280,156
Twist Bioscience *	8,842	1,249,286

		37,150,646

Industrials — 15.0%
Ameresco, Cl A *	48,828	2,550,775
Chart Industries *	8,791	1,035,492
JetBlue Airways *	172,251	2,504,529
Kornit Digital *	46,816	4,172,710
TFI International	49,796	2,568,478
Trex *	9,232	772,903
WillScot Mobile Mini Holdings, Cl A *	85,915	1,990,650

		15,595,537

Information Technology — 20.4%
908 Devices *	6,420	365,619
Alteryx, Cl A *	6,512	793,097
CACI International, Cl A *	6,895	1,719,130
Cerence *	14,055	1,412,246
Coupa Software *	5,030	1,704,717
Elastic *	21,177	3,094,595
Everbridge *	5,549	827,189
Five9 *	9,435	1,645,464
Lattice Semiconductor *	80,956	3,709,404
Medallia *	44,734	1,486,064
Monolithic Power Systems	10,561	3,867,755
Vertex, Cl A *	19,754	688,427

		21,313,707

Materials — 0.7%
Pactiv Evergreen *	41,911	760,266

Real Estate — 3.6%
Innovative Industrial Properties, Cl A ‡	11,123	2,036,955
Realogy Holdings *	129,196	1,695,052

		3,732,007

Total Common Stock
(Cost $59,131,839)		101,949,846

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2020 (Unaudited)

EXCHANGE TRADED FUND — 1.3%
	Shares	Value
iShares Russell 2000 ETF	6,822	$1,337,521

Total Exchange-Traded Fund
(Cost $1,147,328)		1,337,521

Total Investments - 99.0%
(Cost $60,279,167)		$103,287,367

Percentages are based on Net Assets of $104,291,453.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

As of December 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NIC-QH-001-0400